Reconciliations of Segment Information to Consolidated Totals (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Loss from operations		$ (490)	$ (7,132)	$ (20,053)
Share-based compensation		(7)	9	65
Impairment loss on property and equipment			471	60
Impairment loss on intangible assets			57	5
Impairment loss on prepaid licensing and royalty fees			1,386	4,187
Interest income		602	302	333
Interest expense		34	81	182
Gain on disposal of marketable securities - net		2		19,939
Foreign exchange gain (loss)		(551)	(301)	(397)
Net gain (loss) on equity investments		(24)	(1,731)	(600)
Impairment loss on marketable securities and investments		52		1,290
Depreciation		43	162	294
Amortization		12	111	245
Income tax expense (benefit)		(1,671)	(1,149)	(414)
Reportable Segment
Segment Reporting Information [Line Items]
Loss from operations		1,747	(3,924)	(13,975)
Share-based compensation		1	3	(17)
Impairment loss on property and equipment			288	60
Impairment loss on intangible assets			53	5
Impairment loss on prepaid licensing and royalty fees			1,386	4,187
Interest income		1	2	12
Interest expense		1		129
Gain on disposal of marketable securities - net		2		19,939
Foreign exchange gain (loss)		(148)	(174)	(145)
Net gain (loss) on equity investments		(24)	(1,731)	(600)
Impairment loss on marketable securities and investments		52		1,290
Depreciation		43	142	273
Amortization		12	93	244
Income tax expense (benefit)				(14)
Adjustment
Segment Reporting Information [Line Items]
Loss from operations	[1]	(2,237)	(3,208)	(6,078)
Share-based compensation	[2]	(8)	6	82
Impairment loss on property and equipment	[2]		183
Impairment loss on intangible assets	[2]		4
Interest income	[2]	601	300	321
Interest expense	[2]	33	81	53
Foreign exchange gain (loss)	[2]	(403)	(127)	(252)
Depreciation	[2]		20	21
Amortization	[2]		18	1
Income tax expense (benefit)	[2]	$ (1,671)	$ (1,149)	$ (400)

[1]	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. For the years ended December 31, 2015, 2016 and 2017, the compensation related items were approximately $1.3 million $1.6 million and $1.3 million, respectively; professional fees were approximately $587 thousand $612 thousand and $365 thousand, respectively; the termination charge of proposed acquisition of $2.0 million in 2015 were also included in the adjustments.
[2]	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment.